World Omni Auto Receivables Trust 2014-B	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2015

Dates Covered
Collections Period	04/01/15 - 04/30/15
Interest Accrual Period	04/15/15 - 05/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/15	857,724,974.39	38,933
Yield Supplement Overcollateralization Amount 03/31/15	40,429,169.37	0
Receivables Balance 03/31/15	898,154,143.76	38,933
Principal Payments	28,373,644.01	635
Defaulted Receivables	1,493,402.29	55
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/15	38,686,464.41	0
Pool Balance at 04/30/15	829,600,633.05	38,243

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	81.67%

Prepayment ABS Speed	1.64%

Overcollateralization Target Amount	37,332,028.49
Actual Overcollateralization	37,332,028.49

Weighted Average APR	3.95%
Weighted Average APR, Yield Adjusted	5.95%
Weighted Average Remaining Term	59.49

Delinquent Receivables:
Past Due 31-60 days	7,096,074.01	299
Past Due 61-90 days	1,579,380.66	73
Past Due 91 + days	291,962.38	12
Total	8,967,417.05	384

Total 31+ Delinquent as % Ending Pool Balance	1.08%

Recoveries	969,094.35

Aggregate Net Losses/(Gains) - April 2015	524,307.94
Current Net Loss Ratio (Annualized)	0.70%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.27%

Flow of Funds	$ Amount

Collections	32,173,504.04
Advances	1,423.39
Investment Earnings on Cash Accounts	3,875.57
Servicing Fee	(748,461.79)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	31,430,341.21

Distributions of Available Funds
(1) Class A Interest	625,026.16
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	26,858,745.98
(7) Distribution to Certificateholders	3,912,882.82
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	31,430,341.21

Servicing Fee	748,461.79
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 04/15/15	819,127,350.54
Principal Paid	26,858,745.98
Note Balance @ 05/15/15	792,268,604.56

Class A-1
Note Balance @ 04/15/15	16,797,350.54
Principal Paid	16,797,350.54
Note Balance @ 05/15/15	0.00
Note Factor @ 05/15/15	0.0000000%

Class A-2a
Note Balance @ 04/15/15	160,000,000.00
Principal Paid	5,030,697.72
Note Balance @ 05/15/15	154,969,302.28
Note Factor @ 05/15/15	96.8558139%

Class A-2b
Note Balance @ 04/15/15	160,000,000.00
Principal Paid	5,030,697.72
Note Balance @ 05/15/15	154,969,302.28
Note Factor @ 05/15/15	96.8558139%

Class A-3
Note Balance @ 04/15/15	354,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	354,000,000.00
Note Factor @ 05/15/15	100.0000000%

Class A-4
Note Balance @ 04/15/15	107,600,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	107,600,000.00
Note Factor @ 05/15/15	100.0000000%

Class B
Note Balance @ 04/15/15	20,730,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	20,730,000.00
Note Factor @ 05/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	658,712.41
Total Principal Paid	26,858,745.98
Total Paid	27,517,458.39

Class A-1
Coupon	0.23000%
Interest Paid	3,219.49
Principal Paid	16,797,350.54
Total Paid to A-1 Holders	16,800,570.03

Class A-2a
Coupon	0.60000%
Interest Paid	80,000.00
Principal Paid	5,030,697.72
Total Paid to A-2a Holders	5,110,697.72

Class A-2b
One-Month Libor	0.18150%
Coupon	0.41150%
Interest Paid	54,866.67
Principal Paid	5,030,697.72
Total Paid to A-2b Holders	5,085,564.39

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6664904
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.1758886
Total Distribution Amount	27.8423790

A-1 Interest Distribution Amount	0.0173091
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	90.3083362
Total A-1 Distribution Amount	90.3256453

A-2a Interest Distribution Amount	0.5000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	31.4418608
Total A-2a Distribution Amount	31.9418608

A-2b Interest Distribution Amount	0.3429167
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	31.4418608
Total A-2b Distribution Amount	31.7847775

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/15	76,015.31
Balance as of 04/30/15	77,438.70
Change	1,423.39

Reserve Account
Balance as of 04/15/15	2,527,722.68
Investment Earnings	311.65
Investment Earnings Paid	(311.65)
Deposit/(Withdrawal)	-
Balance as of 05/15/15	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68